{.TX}1-13

                      CHESAPEAKE INVESTORS, INC.
                          SEMI-ANNUAL REPORT
                             MARCH 31, 1998

Dear Shareholder:

     The financial report, contained herein, shows results for the six month period ended March 31, 1998. Net investment income totalled $380,625 or $.10 per share compared to $388,577 or $.10 per share for the six month period ended March 31, 1997. The net asset value increased to $4.23 per share from $4.12 per share as of March 31, 1997.

     It is the Company's intent to provide as high a level of income as possible, consistent with sound investment policies. The market is constantly monitored to achieve the objectives of a high level of income and the preservation of net asset value.

Sincerely,


Albert W. Turner,                                     Warren W. Pearce, Jr.,
Chairman of the Board                                 President

May 16, 1998

                                CHESAPEAKE INVESTORS, INC.
                          STATEMENT OF ASSETS AND LIABILITIES
                                    MARCH 31, 1998
                                     (UNAUDITED)

ASSETS:
   Investments in Long-Term Securities, at Value
        (Amortized Cost $14,252,410)                             $15,554,752
   Investments in Short-Term Securities
        (at cost which approximates market)                          207,557
   Accrued Interest Receivable                                       272,461
                                                                 ------------
               Total  Assets                                      16,034,770
                                                                 ------------
LIABILITIES:
   Accounts Payable and Accrued Expenses                              19,078
                                                                 ------------
               Total  Liabilities                                     19,078
                                                                 ------------

NET ASSETS:
   Net Assets (Equivalent to $4.23 per share based on
         3,783,960 shares of capital stock outstanding)          $16,015,692
                                                                 ============



                            See Notes to Financial Statements

                               CHESAPEAKE INVESTORS, INC.
                         SCHEDULE OF INVESTMENTS IN SECURITIES
                                  MARCH 31, 1998
                                    (UNAUDITED)

                                        Face         Amortized
                          Rating*      Amount           Cost         Value
                          ------   ------------    -------------   ------------
Investments in Long-Term
 Securities:

Arizona:
 Salt River Project,
    Arizona - Series C Revenue
    5.5%, due 1/1/28          AA  $     700,000    $     686,310   $    706,993
 Maricopa County
    Arizona School District
    5.5%, due 7/1/05         AAA        650,000          664,964        695,988
                                   ------------    -------------   ------------
      Total Arizona                   1,350,000        1,351,274      1,402,981
                                   ------------    -------------   ------------
Arkansas:
 Jefferson County, Arkansas
    Single Family Mortgage
    7.25%, due 12/1/10       Aaa        365,000          328,481        451,834
 Little Rock, Arkansas
    Single Family Mortgage,
    7.3%:
    due 9/1/00               AAA         25,000           24,642         28,787
    due 9/1/01               AAA         25,000           24,514         28,787
    due 9/1/02               AAA         30,000           29,275         34,544
    due 9/1/03               AAA         35,000           34,003         40,301
    due 9/1/04               AAA         35,000           33,863         40,301
    due 9/1/05               AAA         40,000           38,552         46,059
    due 9/1/06               AAA         35,000           33,612         40,301
    due 9/1/07               AAA         45,000           43,071         51,816
    due 9/1/08               AAA         50,000           47,708         57,574
    due 9/1/09               AAA         50,000           47,568         57,574
    due 9/1/10               AAA         30,000           28,462         34,544
                                   ------------    -------------   ------------
       Total Arkansas                   765,000          713,751        912,422
                                   ------------    -------------   ------------

                                      - 3 -

                             CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   MARCH 31, 1998
                                     (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   ------------
California:
 Los Angeles, California
    Electric Revenue
    5.875%, due 9/1/30        AA        300,000          277,610        313,617
                                   ------------    -------------   ------------
District of Columbia:
 Georgetown University
    Revenue Bond
    7.4%, due 4/1/18         AA-        750,000          732,605        787,448
                                   ------------    -------------   ------------
Florida:
 City of Gainesville, Florida,
    Utility System Revenue,
    9.125%, due 10/1/05     AAA         500,000          500,000        601,950
 Florida State Board
    of Education - Cap Outlay
    7.25%, due 6/1/23        AA         200,000          198,859        216,396
                                   ------------    -------------   ------------
       Total Florida                    700,000          698,859        818,346
                                   ------------    -------------   ------------
Georgia:
 Municipal Electric Authority
    6%, due 1/1/05          AAA         700,000          732,537        765,954
                                   ------------    -------------   ------------
Illinois:
 Chicago, Illinois
    UTGO Public Library
    6.60%, due 1/1/04       AAA         700,000          715,331        773,045
 Chicago, Illinois
    School Finance Authority
    5%, due 6/1/09          AAA         650,000          617,710        663,696
                                   ------------    -------------   ------------
       Total Illinois                 1,350,000        1,333,041      1,436,741
                                   ------------    -------------   ------------

                                      - 4 -

PAGE>
                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                    MARCH 31, 1998
                                      (UNAUDITED)

                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------   ------------    -------------   -----------
Louisiana:
 Shreveport, Louisiana,
   Single Family Mortgage,
   6.75%, due 9/1/10         Aaa        405,000          353,032        460,546
                                   ------------    -------------   ------------
Massachusetts:
 Massachusetts State Utility
   Government Bond,
   7.625%, due 6/1/08        Aaa        500,000          550,699        560,510
                                   ------------    -------------   ------------
Minnesota:
 Southern Minnesota Municipal
   Power Agency, Serial A
   5.7%, due 1/1/05           A+        650,000          665,763        696,982
                                   ------------    -------------   ------------
New York:
 New York State
   Local Revenue
   5.375%, due 4/1/16         A+        200,000          187,167        201,544
 New York State
   Local Revenue
   5.125%, due 4/1/10        AAA        400,000          391,858        414,308
                                   ------------    -------------   ------------
       Total New York                   600,000          579,025        615,852
                                   ------------    -------------   ------------

North Carolina:
 North Carolina Municipal
   Power Agency
   7.25%, due 1/1/07           A        400,000          430,982        468,768
 Charlotte, NC Utility
   General Obligation
   5.5%, due 7/1/07          AAA        500,000          518,056        529,330
                                   ------------    -------------   ------------
      Total North Carolina              900,000          949,038        998,098
                                   ------------    -------------   ------------

                                CHESAPEAKE INVESTORS, INC.
                    SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   MARCH 31, 1998
                                     (UNAUDITED)


                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          ------    -----------    -------------   -----------
Oklahoma:
 Oklahoma State Turnpike
   Authority
   Turnpike Revenue
   6.125%, due 1/1/20         A+        360,000          356,025        386,834
                                    -----------    -------------   ------------
Pennsylvania:
 Allegheny County, Pennsylvania
   Hospital Development Authority
   6.0%, due 11/1/23         AAA        700,000          672,586        743,610
 Commonwealth of Pennsylvania
   Utility Government Obligation
   6.3%, due 11/1/02         AAA        700,000          712,775        758,597
 Pennsylvania State Higher
   Educational Facility
   Authority
   7.15%, due 6/15/15        AAA        500,000          503,487        532,270
 Pennsylvania Intergovernmental
   Coop Authority Special
   Tax Revenue
   7%, due 6/15/04           AAA        500,000          516,529        572,745
                                   ------------    -------------   ------------
      Total Pennsylvania              2,400,000        2,405,377      2,607,222
                                   ------------    -------------   ------------
Texas:
 Cypress-Fairbanks, Texas
   Independent School District
   5.5%, due 2/15/10         AAA        700,000          700,000        721,343
 Texas Water Development
   Board Revenue
   5.5%, due 7/15/10         AAA        750,000          752,460        789,773
                                   ------------    -------------   ------------
      Total Texas                     1,450,000        1,452,460      1,511,116
                                   ------------    -------------   ------------

                                      - 6 -

                                CHESAPEAKE INVESTORS, INC.
                   SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
                                   MARCH 31, 1998
                                     (UNAUDITED)


                                       Face          Amortized
                          Rating*     Amount           Cost          Value
                          -------  ------------    -------------   ------------
Utah:
 Salt Lake City, Utah
   Hospital Revenue
   8.125%, due 5/15/15       AAA        700,000          709,742        886,627
                                   ------------    -------------   ------------
Washington:
 Washington State Public Power
   5.125%, due 7/1/17        AAA        400,000          391,572        393,456
                                   ------------    -------------   ------------
      Total Investments in
         Long-Term Securities   $    14,280,000   $   14,252,410  $  15,554,752
                                   ============    =============   ============

* Ratings - Standard & Poor's or Moody's
                     Unaudited

                                                    Face
                                                   Amount             Cost
                                                -------------    --------------
Investments in Short-Term Securities:

 State Street Global Advisor
   Tax Free Money Market Fund, 3.05%            $     207,557   $       207,557
     Total Investments                          -------------    --------------
       in Short-Term Securities                 $     207,557   $       207,557
                                                =============   ===============

                    See Notes to Financial Statements

PAGE>
                                CHESAPEAKE INVESTORS, INC.
                                 STATEMENT OF OPERATIONS
                                 FOR THE SIX MONTHS ENDED
                                     MARCH 31, 1998
                                      (UNAUDITED)

INVESTMENT INCOME:
     Interest Income                                              $     448,553
                                                                   ------------
EXPENSES:
     Investment Advisory Fee                                             27,806
     Custodian Fees                                                       6,432
     Transfer Agent and Dividend
       Disbursing Agent Fees                                              6,033
     Legal and Auditing Services                                         13,060
     Administrative Services                                              9,000
     Compensation of Directors not
       Members of the Investment Adviser's Organization                   3,000
     Printing Costs                                                       1,522
     Miscellaneous                                                        1,075
                                                                   ------------
          Total Expenses                                                 67,928
                                                                   ------------
               Net Investment Income                                    380,625
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized Gain From Investment
          Transactions (Excluding Short-Term Securities):
            Proceeds from Sales                                         406,000
            Cost of Investments Sold                                    402,334
                                                                   ------------
              Net Realized Gain on Investments                            3,666
                                                                   ------------
     Unrealized Gain on Investments:
          Unrealized Appreciation of Investments
               at Beginning of Period                                 1,248,756
          Unrealized Appreciation of Investments
               at End of Period                                       1,301,913
                                                                   ------------
                  Net Unrealized Gain on Investments                     53,157
                                                                   ------------
               Net Realized and Unrealized Gain on
                    Investments                                          56,823
                                                                   ------------
Net Increase in Net Assets Resulting
     from Operations                                              $     437,448
                                                                   ============

                               See Notes to Financial Statements

                                CHESAPEAKE INVESTORS, INC.
                            STATEMENTS OF CHANGES IN NET ASSETS
                          FOR THE SIX MONTHS ENDED MARCH 31, 1998 AND
                            FOR THE YEAR ENDED SEPTEMBER 30, 1997

                                          Six Month Period      Year Ended
                                           Ended March 31,     September 30,
                                                1998               1997
                                             (Unaudited)         (Audited)
                                          --------------       --------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
          Net Investment Income            $     380,625      $       801,265
          Net Realized Gain (Loss) on
             Investments                           3,666               (2,511)          Net Unrealized Gain (Loss)
          Net Unrealized Gain
             on Investments                       53,157              252,500
                                           -------------        -------------
     Net Increase in Net Assets
             Resulting from Operations           437,448            1,051,254

     Dividends to Shareholders from:
             Net Investment Income
               ($.1075 and $.19 per share,
                     respectively)              (406,771)            (730,476)
             Net Realized Gain on Investments
               ($.00 and $.04 per share,
                     respectively)                  -0-              (158,742)
                                           -------------        -------------

                    Total Increase
                         in Net Assets            30,677              162,036         (37,119)

NET ASSETS:
     Beginning of Period                      15,985,015           15,822,979
                                           -------------        -------------
     End of Period (Including Undistributed
        Net Investment Income of $794,654
        and $820,800, respectively, and
        Undistributed Net Realized Gains
        of $3,666 at March 31, 1998)       $  16,015,692        $   15,985,015
                                           =============        ==============

                            See Notes to Financial Statements

                       CHESAPEAKE INVESTORS, INC.
                     NOTES TO FINANCIAL STATEMENTS

(1) - SIGNIFICANT ACCOUNTING POLICIES

     Chesapeake Investors, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company and invests solely in municipal obligations. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Security Valuation - Securities are valued at the mean between the latest bid and asked prices. Any securities for which market quotations are not readily available are appraised at fair value as determined in good faith under methods or procedures authorized by the Board of Directors.

B. Federal Income Taxes - The Company intends to comply with the provisions of the Internal Revenue Code available to investment companies and to distribute to shareholders annually all of its net investment income. Accordingly, no provision for Federal income tax is necessary. The Company, based on provisions of the Internal Revenue Code, expects to distribute income from capital gains to its shareholders. Accordingly, such gains will be taxable to the shareholders. The character of dividends from net investment income or net realized gains on investments may differ from their ultimate characterization for Federal income tax purposes due to generally accepted accounting principles and tax differences in the character of income and expense recognition.

C. Other - The Company follows industry practice and records security transactions on the trade date. Interest income is recorded on the accrual basis. Bond premiums and discounts are amortized to income ratably over the total number of months from date of purchase to date of maturity of the bonds. Certain securities have optional or mandatory tender features which give them a shorter effective maturity date.

(2) - CAPITAL STOCK

      At March 31, 1998, there were 6,000,000 shares of $.50 par value capital stock authorized. Shares issued and outstanding at March 31, 1998 totalled 3,783,960.

(3) - PURCHASES AND SALES OF SECURITIES

      Sales and maturities of securities during the six month period ended March 31, 1998, other than short-term securities, aggregated $406,000.

      Purchases of long-term securities during the six month period ended March 31, 1998 aggregated $391,572.

      For Federal income tax purposes, the identified cost of investments owned, excluding short-term securities, at March 31, 1998, was $14,069,779. Gross unrealized gains totalled $1,484,973 for Federal income tax purposes at March 31, 1998.

(4) - INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES

      Federated Investment Counseling, Inc. is the investment adviser to the Company. The advisory contract provides for an annual fee equal to .35 of 1% of the weighted average managed assets of the Company. The investment advisory fee for the six month period ended March 31, 1998 totalled $27,806.

      For the six month period ended March 31, 1998, fees of $9,000 for administrative services were paid to Carrollton Enterprises. The Chairman of the Board is the owner of that firm.

(5) - DIVIDENDS

      During the six month period ended March 31, 1998, the Company distributed dividends of $406,771 to its shareholders. On March 24, 1998, the company declared a $.05 per share dividend payable April 21, 1998, to shareholders of record April 7, 1998.

                               CHESAPEAKE INVESTORS, INC.
                              SUPPLEMENTARY INFORMATION
                           SELECTED PER SHARE DATA AND RATIOS

                       Six-Months   Fiscal     Fiscal     Fiscal     Fiscal
                        March 31,    Year       Year       Year       Year
                          1998       1997       1996       1995       1994
                         ------     ------     ------     ------     -------
PER SHARE DATA:*
 Investment Income       $  .12     $  .24     $  .25     $  .29     $   .32
 Expenses                   .02        .03        .03        .03         .03
                         ------     ------     ------     ------      ------

 Net Investment Income      .10        .21        .22        .26         .29
 Dividends from:
  Net Investment Income    (.11)      (.19)      (.23)      (.28)       (.27)
  Net Realized Gain
   on Investments             -       (.04)      (.01)        -         (.03)
  Net Realized and
   Unrealized Gain
    (Loss) on Investments   .02        .06        .01        .05        (.32)
                         ------     ------     ------     ------      ------
 Net Increase (Decrease)
  in Net Asset Value        .01        .04       (.01)       .03        (.33)
 Net Asset Value:
  Beginning of Period      4.22       4.18       4.19       4.16        4.49
                         ------     ------     ------     ------      ------
  End of Period          $ 4.23     $ 4.22     $ 4.18     $ 4.19      $ 4.16
                         ======     ======     ======     ======      ======

RATIOS:

 Ratio of Expenses to
  Average Net Assets       .43%       .72%       .72%       .74%        .74%
 Ratio of Net Investment
  Income to Average Net
  Assets                  2.40%      5.07%      5.22%      6.18%       6.81%

*Selected data for a share of capital stock outstanding throughout the year.

DIRECTORS                                     INVESTMENT ADVISER

Albert W. Turner                              Federated Investment
Herndon G. Kilby                              Counseling, Inc.
Warren W. Pearce,  Jr.                        Pittsburgh, Pennsylvania
John F. Ryon
Wilbert N. Sales
                                              CUSTODIAN

                                              State Street Bank
                                              and Trust Company
                                              North Quincy, Massachusetts

OFFICERS                                      TRANSFER AGENT

Albert W. Turner,                             Registrar and Transfer Company
    Chairman of the Board                     Cranford, New Jersey
Warren W. Pearce,  Jr.,
    President
Herndon G. Kilby,
   Secretary-Treasurer

OFFICES

11785 Beltsville Drive
Beltsville, Maryland